Convertible Debenture	3 Months Ended	21 Months Ended
	Mar. 31, 2012	Mar. 31, 2012
Convertible Debenture [Text Block]

6. Convertible Debenture

Prior to June 30, 2011, the Company entered into a securities purchase agreement with one investor. Pursuant to the terms of the agreement, the investor acquired convertible debentures with an aggregate total of $1,500,000. The debenture is due on December 28, 2012 and carries an interest rate of 12% per annum. The debenture is convertible at $0.83 per share subject to various prescribed conditions. On November 22, 2011, the debenture was converted to 2,000,000 common shares at a discounted price of $.2925 per share, trading at $.93 per share on issuance date. During the period ended March 31, 2012, an interest expense of $110,052 was accrued.

The debentures include anti-dilution protection with respect to lower priced issuances of common stock or securities convertible or exchangeable into common stock.

Along with the debenture, the Company issued warrants to acquire a total of 2,409,639 shares of the Company for a period of five years at an exercise price of $0.913 of which 1,204,819 warrants were granted on June 29, 2011 and 602,410 warrants were granted on July 12, 2011.

The warrants include anti-dilution protection with respect to lower priced issuances of common stock or securities convertible or exchangeable into common stock.

The warrants bear a cashless exercise provision which resulted in derivative liability treatment under ASC topic 815-10-55 totaling $2,168,674 and $1,006,025 for warrants issued on June 29, 2011 and July 12, 2011 respectively. Because proceeds from the debenture as of June 30, 2011 were only $1,000,000, corresponding 1,204,819 warrants resulted in additional financing expenses of $1,168,674 in the year ended June 30, 2011. In July 2011, additional proceeds of $500,000 from the debenture were received. Corresponding 602,410 warrants resulted in additional financing expenses of $506,025 in the period ended March 31, 2012. In November, 2011, the debenture was converted to 2,000,000 common shares of the Company at a discounted price of $.2925 per share, trading at $.93 per share on issuance date. The corresponding reduction in conversion price, relative to the fair value on the issuance date, resulted in additional financing expenses of $585,000 in the period ended December 31, 2012.

The Company used the Lattice Model for valuing warrants using the following assumptions:

  Risk-free interest rate – 1.04%
  Term – 5 years
  Dividend yield – 0%
  Underlying stock price - $0.81
  Volatility – 453%

At March 31, 2012, the warrants were valued at $1,463,855 resulting in a gain on derivative liability of $1,602,410 in the nine months period ended March 31, 2012. The corresponding beneficial conversion feature of the initial $1,500,000 was accreted to interest expense over the term of debenture of 18 months. During the nine month period ended March 31, 2012, an accretion of $1,533,133 was recognized.

6. Convertible Debenture and Derivative Liabilities

Prior to June 30, 2011, the Company entered into a securities purchase agreement with one investor. Pursuant to the terms of the agreement, the investor acquired convertible debenture with an aggregate total of $1,500,000, of which $1,000,000 was received by June 30, 2011. The debenture is due on December 28, 2012 and carries an interest rate of 12% per annum. The debenture is convertible at $0.83 per share subject to various prescribed conditions. Along with the debenture, the Company issued warrants to acquire a total of 1,807,229 shares of the Company for a period of five years at an exercise price of $0.913, of which 1,204,819 warrants were granted by June 30, 2011.

The warrants bear a cashless exercise provision which resulted in derivative liability treatment under ASC topic 815-10-55 totalling $2,168,674. The Company used the Lattice Model for valuing warrants using the following assumptions:

  Risk free interest rate – 1.76%
  Term – 5 years
  Dividend yield – 0%
  Underlying stock price – $1.71
  Volatility – 453%

At June 30, 2011, the warrants were valued at $2,060,240 resulting in a gain on derivative liability of $108,434. Because proceeds from the debenture as of June 30, 2011 were only $1,000,000, the warrants resulted in additional financing expenses of $1,168,674. The corresponding beneficial conversion feature of $1,000,000 will be accreted to interest expense over the term of the debenture of 18 months.